RECOVERABLE TAXES - Roll-forward of provision for loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ICMS
Opening balance	R$ (1,103,807)	R$ (1,064,268)
Addition	399,838	221,903
Write-off	51,210	163,900
Reversal		18,464
Closing balance	R$ (1,452,435)	R$ (1,103,807)